Convertible redeemable preferred shares - Schedule of Convertible Redeemable Preferred Shares (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended				12 Months Ended
	Dec. 31, 2012 Series A convertible redeemable preferred shares [Member]	Dec. 31, 2011 Series A convertible redeemable preferred shares [Member]	Dec. 31, 2010 Series A convertible redeemable preferred shares [Member]	Jun. 02, 2008 Series A convertible redeemable preferred shares [Member]	Dec. 01, 2006 Series A convertible redeemable preferred shares [Member]	Dec. 31, 2012 Series B convertible redeemable preferred shares [Member]	Dec. 31, 2011 Series B convertible redeemable preferred shares [Member]	Dec. 31, 2010 Series B convertible redeemable preferred shares [Member]	Aug. 08, 2008 Series B convertible redeemable preferred shares [Member]	Dec. 31, 2012 Series C convertible redeemable preferred shares [Member]	Dec. 31, 2011 Series C convertible redeemable preferred shares [Member]	Dec. 31, 2010 Series C convertible redeemable preferred shares [Member]
Convertible Preferred Stock [Line Items]
Beginning balance	935,013	846,752	154,393	560,681	374,332	703,901	639,799	124,173	703,901	842,020	770,720	169,852
Accretion (decretion) to redeemable value	(485,517)	88,261	692,359			(366,785)	64,102	515,626		(441,573)	71,300	600,868
Conversion of convertible redeemable preferred shares into Class B common shares	(449,496)					(337,116)				(400,447)
Ending balance		935,013	846,752	560,681	374,332		703,901	639,799	703,901		842,020	770,720